Borrowings - Schedule of Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Borrowings [Line Items]
Less borrowings – current	$ (28,909)	$ (60,413)
Borrowings – non-current	159,780	171,541
Term loan I [Member]
Schedule of Borrowings [Line Items]
Term loan	14,446	61,437
Term loan II [Member]
Schedule of Borrowings [Line Items]
Term loan	$ 174,243	$ 170,517